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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
                 -------------------------------
   Address:      One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05989
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Margaret St. Clair   Wellesley, Massachusetts  November 9, 2006
   -----------------------  ------------------------- ----------------
         [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  None



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $59,279 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair


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                            AMELIA PEABODY FOUNDATION
                           FORM 13F INFORMATION TABLE
                        QUARTER ENDED SEPTEMBER 30, 2006

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AMERIGAS PARTNERS LP           COMMON      030975106   1,697   55,000     SH        OTHER        1,2,3,4,5   55,000     0        0
AT & T INC                     COMMON      00206R102   1,302   40,000     SH        OTHER        1,2,3,4,5   40,000     0        0
BANK AMERICA CORP              COMMON      060505104   1,607   30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
BUCKEYE PARTNERS LP        UT LTD PARTNER  118230101    654    15,000     SH        OTHER        1,2,3,4,5   15,000     0        0
BURLINGTON NORTHN
    SANTA FE COR               COMMON      12189T104   1,469   20,000     SH        OTHER        1,2,3,4,5   20,000     0        0
CAMECO CORP                    COMMON      13321L108    366    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
CATERPILLAR INC                COMMON      149123101   1,645   25,000     SH        OTHER        1,2,3,4,5   25,000     0        0
CEMEX SOUTH AMERICA          SPONS ADR     151290889    979    32,550     SH        OTHER        1,2,3,4,5   32,550     0        0
CERADYNE INC                   COMMON      156710105   1,027   25,000     SH        OTHER        1,2,3,4,5   25,000     0        0
CITIGROUP INC                  COMMON      172967101    993    20,000     SH        OTHER        1,2,3,4,5   20,000     0        0
DOMINION RESOURCES INC VA      COMMON      25746U109   1,147   15,000     SH        OTHER        1,2,3,4,5   15,000     0        0
DOW CHEMICAL COMPANY           COMMON      260543103    390    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
DUKE ENERGY HOLDING CORP       COMMON      26441C105   2,567   85,000     SH        OTHER        1,2,3,4,5   85,000     0        0
EMERSON ELEC CO                COMMON      291011104   2,097   25,000     SH        OTHER        1,2,3,4,5   25,000     0        0
ENERPLUS RESOURCES FUND    UNIT TR G NEW   29274D604    503    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
FOSTER WHEELER LTD             COMMON      G36535139    772    20,000     SH        OTHER        1,2,3,4,5   20,000     0        0
GREAT PLAINS ENERGY INC        COMMON      391164100    931    30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
HEALTHCARE RLTY TR INC         COMMON      421946104   1,152   30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
HELIX ENERGY SOLUTIONS
    GROUP I                    COMMON      42330P107    167     5,000     SH        OTHER        1,2,3,4,5    5,000     0        0
INDIA FUND INC                 COMMON      454089103   1,104   25,000     SH        OTHER        1,2,3,4,5   25,000     0        0
ING GROEP NV                 SPONS ADR     456837103   2,033   46,219     SH        OTHER        1,2,3,4,5   46,219     0        0
ISHARES                    FTSE XNHUA IDX  464287184   1,220   15,000     SH        OTHER        1,2,3,4,5   15,000     0        0
ISHARES                      MSCI JAPAN    464286848    135    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
ISHARES                    MSCI SINGAPORE  464286673    560    60,000     SH        OTHER        1,2,3,4,5   60,000     0        0
ISHARES                    S&P GBL HLTHCR  464287325   1,143   20,000     SH        OTHER        1,2,3,4,5   20,000     0        0
ISHARES                    TRANSP AVE IDX  464287192    801    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
JOHNSON & JOHNSON              COMMON      478160104    649    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
JP MORGAN CHASE & CO           COMMON      46625H100   2,348   50,000     SH        OTHER        1,2,3,4,5   50,000     0        0
LAZARD GLOBAL TOT RT
     & INC                     COMMON      52106W103   1,267   60,000     SH        OTHER        1,2,3,4,5   60,000     0        0
LAZARD LTD                 CLASS A COMMON  G54050102   1,999   50,000     SH        OTHER        1,2,3,4,5   50,000     0        0

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
NOBLE CORPORATION              COMMON      G65422100    321     5,000     SH        OTHER        1,2,3,4,5    5,000     0        0
NORAM ENERGY CORP               SDCV       655419AC3   2,060  2,094,350   SH        OTHER        1,2,3,4,5  2,094,350   0        0
NOVARTIS AG                  SPONS ADR     66987V109   2,630   45,000     SH        OTHER        1,2,3,4,5   45,000     0        0
PENGROWTH ENERGY TRUST         COMMON      706902509    589    30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
PENN WEST ENERGY              TR UNIT      707885109    588    16,000     SH        OTHER        1,2,3,4,5   16,000     0        0
PERMIAN BASIN RTY TR        UNIT BEN INT   714236106    160    10,000     SH        OTHER        1,2,3,4,5   10,000     0        0
PROCTER & GAMBLE CO            COMMON      742718109   2,169   35,000     SH        OTHER        1,2,3,4,5   35,000     0        0
PROVIDENT ENERGY TRUST        TR UNIT      74386K104    353    30,000    PRN        OTHER        1,2,3,4,5   30,000     0        0
SCHLUMBERGER LTD               COMMON      806857108   1,861   30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
SENIOR HOUSING
     PROPERTIES TRUS         SH BEN INT    81721M109    640    30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
SHIP FINANCE
     INTERNATIONAL LTD         COMMON      G81075106    299    15,000     SH        OTHER        1,2,3,4,5   15,000     0        0
STREETTRACKS GOLD TRUST       GOLD SHS     863307104   1,487   25,000     SH        OTHER        1,2,3,4,5   25,000     0        0
SUNCOR ENERGY INC              COMMON      867229106    360     5,000     SH        OTHER        1,2,3,4,5    5,000     0        0
TAIWAN SEMICONDUCTOR         SPONS ADR     874039100    256    26,639     SH        OTHER        1,2,3,4,5   26,639     0        0
TECO ENERGY INC                COMMON      872375100    470    30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
TEXAS INSTRUMENTS INC          COMMON      882508104    166     5,000     SH        OTHER        1,2,3,4,5    5,000     0        0
TRANSCANADA CORP               COMMON      89353D107    472    15,000     SH        OTHER        1,2,3,4,5   15,000     0        0
TXU CORP                       COMMON      873168108   1,876   30,000     SH        OTHER        1,2,3,4,5   30,000     0        0
UBS AG                        SHS NEW      H89231338   2,669   45,000     SH        OTHER        1,2,3,4,5   45,000     0        0
UNITED TECHNOLOGIES CORP       COMMON      913017109   2,217   35,000     SH        OTHER        1,2,3,4,5   35,000     0        0
UNITEDHEALTH GROUP INC         COMMON      91324P102    984    20,000     SH        OTHER        1,2,3,4,5   20,000     0        0
VALERO ENERGY CORP             COMMON      91913Y100    257     5,000     SH        OTHER        1,2,3,4,5    5,000     0        0
VERIZON COMMUNICATIONS         COMMON      92343V104   1,671   45,000     SH        OTHER        1,2,3,4,5   45,000     0        0

                                                      59,279
